Cover	Nov. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	001-31234
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Central Index Key	0001165002
Entity Tax Identification Number	75-2969997
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	756-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	WHG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false